Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Certain Equity Awards

From time to time, we grant stock options to our employees, including our Named Executive Officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants, which are typically recommended by the Compensation Committee and approved by the Board. Also, Non-Employee Directors receive grants of initial and annual stock option awards, as further described under the heading, “Director Compensation—Director Compensation Practice” below. We do not otherwise maintain any written policies on the timing of awards of stock options or similar instruments with option-like features. The Compensation Committee does not take material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options to our employees, including our Named Executive Officers. Historically, we have granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants, which are typically recommended by the Compensation Committee and approved by the Board. Also, Non-Employee Directors receive grants of initial and annual stock option awards
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false